GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross amount:
Beginning balance	$ 863	$ 823
Acquisition	2,795
Exchange differences	71	40
Ending balance	3,729	863	823
Goodwill, net	3,729	863
Impairment charges on goodwill	0	0	0
Taiyuan Xueda
Gross amount:
Beginning balance	863	823
Exchange differences	9	40
Ending balance	872	863
Goodwill, net	872	863
Weland
Gross amount:
Acquisition	2,795
Exchange differences	62
Ending balance	2,857
Goodwill, net	$ 2,857